Changes in Liabilities arising from Financial Activities - Fair Value Measurements Using Significant Unobservable Inputs (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance at 1 January	€ 510	€ 536
New bank loans	0	220
Installments	(281)	(245)
Closing balance at 31 December	229	510
Opening balance at January 1st	1,136	909
New finance leases	4,204	730
Installments	(1,206)	(503)
Closing balance at December 31	4,134	1,136
Opening balance at January 1st	3,140
Closing balance at December 31	4,484	3,140
RCA's [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance at January 1st	3,140	1,770
Repayments	(256)	(226)
New Liability component	1,481	598
Remeasurement	120	998
Closing balance at December 31	€ 4,484	€ 3,140